Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Summary Of Significant Accounting Policies [Line Items]
Number of years between drydocking for each vessel	5
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of each vessel	30